Restructuring and Related Charges	12 Months Ended
Jun. 30, 2012
Restructuring and Related Charges.
Restructuring and Related Charges

Note 12. Restructuring and Related Charges

The Company continues to take advantage of opportunities to further reduce costs through targeted restructuring events intended to consolidate its operations and rationalize the manufacturing of its products based on core competencies and cost efficiencies, together with the need to align the business in response to the market conditions. As of June 30, 2012, the Company’s total restructuring accrual was $12.6 million. During the twelve months ended June 30, 2012 and July 2, 2011, the Company recorded $12.5 million and $14.8 million in restructuring and related charges, respectively. Of the $12.5 million in restructuring and related charges recorded during fiscal 2012, $0.1 million attributable to the Hologram Business is presented in the Consolidated Statements of Operations as a component of Loss from discontinued operations, net of tax. The Company’s restructuring charges can include severance and benefit costs to eliminate a specified number of positions, facilities and equipment costs to vacate facilities and consolidate operations, and lease termination costs. The timing of associated cash payments is dependent upon the type of restructuring charge and can extend over multiple periods.

Summary of Restructuring Plans

The adjustments to the accrued restructuring expenses related to all of the Company’s restructuring plans described below for the twelve months ended June 30, 2012 were as follows:

				Non-cash
	Balance	Fiscal		Settlements	Balance
	July 2,	Year 2012	Cash	and Other	June 30,
	2011	Charges	Settlements	Adjustments	2012
CommTest Operation and Repair Outsourcing Restructuring Plan	$—	$4.3	$(0.4)	$—	$3.9
AOT Business Consolidation Plan	—	0.8	—	—	0.8
CommTest Manufacturing Support Consolidation Plan (Workforce Reduction)	—	2.8	(0.3)	—	2.5
CommTest Solutions Business Restructuring Plan (Workforce Reduction)	—	1.7	(1.5)	—	0.2
CommTest Germantown Tower Restructuring Plan (Lease Costs)	—	0.6	(0.1)	—	0.5
CCOP Fiscal Q1 2012 Plan (Workforce Reduction)	—	1.1	(1.1)	—	—
CommTest Sales Rebalancing Restructuring Plan (Workforce Reduction)	4.5	(0.9)	(3.6)	—	—
CommTest Market Rebalancing Restructuring Plan
Workforce Reduction	$3.6	$(0.3)	$(3.2)	$—	$0.1
Facilities and Equipment	—	0.7	(0.7)	—	—
Lease Costs	—	1.0	(0.2)	0.1	0.9
Total CommTest Market Rebalancing Restructuring Plan	$3.6	$1.4	$(4.1)	$0.1	$1.0
CommTest US Manufacturing Outsourcing Restructuring Plan (Lease Costs)	1.8	(0.1)	(0.8)	0.2	1.1
CommTest Germany Restructuring Plan (Workforce Reduction)	3.3	0.7	(1.0)	(0.6)	2.4
Other plans
Workforce Reduction	1.0	—	(0.8)	(0.1)	0.1
Facilities and Equipment	—	0.9	(0.9)	—	—
Lease Costs	1.2	(0.8)	(0.3)	—	0.1
Total other plans	$2.2	$0.1	$(2.0)	$(0.1)	$0.2
Total	$15.4	$12.5	$(14.9)	$(0.4)	$12.6

Ottawa Lease Exit Costs	5.9	0.1	(1.2)	(0.2)	4.6

As of June 30, 2012 and July 2, 2011, the Company included the long-term portion of the restructuring liability of $4.0 million and $4.4 million, respectively, as “restructuring accrual”, a component under other non-current liabilities, and the short-term portion as “restructuring accrual”, a component under other current liabilities in the Consolidated Balance Sheets.

The Company had also previously recorded lease exit charges, net of assumed sub-lease income in prior fiscal years related to the Ottawa facility that was included in selling, general and administrative expenses. The fair value of the remaining contractual obligations, net of sublease income is $4.6 million and $5.9 million as of June 30, 2012 and July 2, 2011 respectively. The Company included the long-term portion of the contract obligations of $3.7 million and $5.0 million in other non-current liabilities as of each period end, and the short-term portion in other current liabilities in the Consolidated Balance Sheets. The payments related to these lease costs are expected to be paid by the end of the third quarter of fiscal 2018.

CommTest Operation and Repair Outsourcing Restructuring Plan

During the fourth quarter of fiscal 2012, management approved a plan which focuses on three areas in the CommTest segment: (1) moving the repair organization to a repair outsourcing partner; (2) reorganizing the R&D global team because of portfolio prioritization primarily in the CEM (“Customer Experience Management”) business to consolidate key platforms from several sites to single site; (3) reorganizing Global Sales to focus on strategic software growth, wireless growth, and to ensure sales account resources on the most critical global growth accounts. This action will occur over the next several quarters and affected 117 employees in manufacturing, research and development and selling, general and administrative functions. The employees being affected are located in America, Europe and Asia. As a result, a restructuring charge of $4.3 million was recorded towards severance and employee benefits. As of June 30, 2012, 5 of these employees have been terminated. Payments related to the severance and benefits accrual are expected to be paid by the end of the third quarter of fiscal 2013.

AOT Business Consolidation Plan

During the fourth quarter of fiscal 2012, management approved a plan to consolidate and re-align the various business units within its AOT segment to improve synergies. This action will occur over the next several quarters and affected 17 employees primarily in manufacturing, research and development and selling, general and administrative functions. The employees being affected are located in the United States. As a result, a restructuring charge of $0.8 million was recorded towards severance and employee benefits. Of this $0.8 million restructuring charge, $0.1 million was attributable to the Hologram Business relating to severance and employee benefits for 1 employee and is presented in the Consolidated Statements of Operations as a component of Loss from discontinued operations, net of tax. As of June 30, 2012, none of these employees have been terminated. Payments related to the severance and benefits accrual are expected to be paid by the end of the second quarter of fiscal 2013.

CommTest Manufacturing Support Consolidation Plan

During the third quarter of fiscal 2012, management approved a plan to continue to consolidate its manufacturing support operations in the CommTest segment, by reducing the number of contract manufacturer locations worldwide and moving most of them to lower cost regions such as Mexico and China. This action will occur over the next several quarters and affected 80 employees in manufacturing, research and development and selling, general and administrative functions. The employees being affected are located in North America, Europe and Asia. As a result, a restructuring charge of $2.8 million was recorded towards severance and employee benefits. As of June 30, 2012, 2 employees have been terminated. Payments related to the severance and benefits accrual are expected to be paid by the end of the third quarter of fiscal 2013.

CommTest Solutions Business Restructuring Plan

During the second quarter of fiscal 2012, management approved a plan to re-organize the Customer Experience Management business of the CommTest segment to improve business efficiencies with greater focus on the mobility and video software test business, and to re-organize CommTest’s global operations to reduce costs by moving towards an outsourcing model. Approximately 57 employees in manufacturing, research and development and selling, general and administrative functions were affected by the plan. The employees being affected are located in North America, Europe and Asia. As a result, a restructuring charge of $1.7 million was recorded towards severance and employee benefits. As of June 30, 2012, 55 employees have been terminated. Payments related to the remaining severance and benefits accrual are expected to be paid by the end of the second quarter of fiscal 2013.

CommTest Germantown Tower Restructuring Plan

During the second quarter of fiscal 2012, management approved a plan to consolidate workspace in Germantown, Maryland, primarily used by the CommTest segment. As of December 31, 2011, the Company exited the workspace in Germantown under the plan. The fair value of the remaining contractual obligations, net of sublease income as of June 30, 2012 was $0.5 million. Payments related to the lease costs are expected to be paid by the end of the second quarter of fiscal 2019.

CCOP Fiscal Q1 2012 Plan

During the first quarter of fiscal 2012, management approved a plan to restructure certain CCOP segment functions and responsibilities to drive efficiency and segment profitability in light of current economic conditions. 40 employees in manufacturing, research and development and selling, general and administrative functions were affected by the plan. As a result, a restructuring charge of $1.1 million was recorded towards severance and employee benefits. As of December 31, 2011, all the employees under the plan have been terminated. The employees affected were located in North America and Asia. Payments related to severance and benefits were paid by October 2011.

CommTest Sales Rebalancing Restructuring Plan

During the fourth quarter of fiscal 2011, management approved a plan to re-organize the sales organization and one of the product portfolios in the CommTest segment to focus efforts on higher growth technologies and regions. This re-organization was designed to improve the effectiveness of the segment’s sales organization and re-align the research and development projects towards the overall growth strategy of the segment. Approximately 87 employees in manufacturing, research and development and selling, general and administrative functions were affected by the plan. As of June 30, 2012, all employees have been terminated. The employees being affected are located in America, Europe and Asia. During the twelve months ended June 30, 2012, the Company adjusted down the accrual by $0.9 million, due to management’s decision to re-locate employees who were originally included in the workforce reduction plan in order to realize co-location efficiencies.  Payments related to remaining the severance and benefits accrual were paid by the end of the fourth quarter of fiscal 2012.

CommTest Market Rebalancing Restructuring Plan

During the third quarter of fiscal 2011, management approved a plan for the CommTest segment to focus on higher growth products and services in lower cost markets with higher growth potential. This resulted in termination of employment, exit of three facilities and manufacturing transfer costs. Approximately 127 employees in manufacturing, research and development and selling, general and administrative functions were affected by the plan. As of June 30, 2012, all employees have been terminated. The employees being affected are located in North America, Europe and Asia. Payments related to the remaining severance and benefits accrual are expected to be paid by the end of the first quarter of fiscal 2013. The fair value of the remaining contractual obligations, net of sublease income as of June 30, 2012 was $0.9 million. Payments related to the lease costs are expected to be paid by the end of the second quarter of fiscal 2016.

CommTest US Manufacturing Outsourcing Restructuring Plan

During fiscal 2010, the Company exited facilities in the states of Maryland and Indiana as part of its restructuring plan in the CommTest segment to reduce and/or consolidate manufacturing locations. The fair value of the remaining contractual obligations, net of sublease income as of June 30, 2012 was $1.1 million. Payments related to the lease costs are expected to be paid by the end of the second quarter of fiscal 2015 for its facilities in the state of Indiana. Payments related the lease costs for its facilities in the state of Maryland were paid out as of December 31, 2011.

CommTest Germany Restructuring Plan

During the fourth quarter of fiscal 2009, the Company implemented a restructuring plan for its site in Germany in its CommTest segment to significantly change the overall cost structure and complexity of the site, and to align the cost of the site more with market demand. 77 employees in manufacturing, research and development and selling, general and administrative functions were affected by the plan. As of June 30, 2012, 65 employees have been terminated. Payments related to the severance and benefits accrual are expected to be paid by the end of the fourth quarter of fiscal 2016.

Other plans

Other plans account for a minor portion of total restructuring accrual, with minimal or no revisions recorded.